Approval of Financial Statements	9 Months Ended
Sep. 30, 2020
Income Tax [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The accompanying condensed consolidated financial statements were reviewed and approved by the Company’s Audit Committee on January 28, 2021.